Leases (Details)				6 Months Ended	12 Months Ended
	Jul. 01, 2024 SGD ($)	Jun. 30, 2024	Jul. 01, 2021 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Leases [Line Items]
Right-of-use assets term			3 years			2 years 6 months
Monthly rental (in Dollars)			$ 2,250
Right-of-use assets renewed term		3 years
Monthly rental (in Dollars)	$ 2,250
Purchased security equipment cost (in Dollars)				$ 201,061	$ 166,227
Finance lease arrangements amounting (in Dollars)				$ 103,935	$ 130,324
Interest rate					2.99%
Weighted average borrowing rate				2.25%	2.25%
Bottom of Range [Member]
Leases [Line Items]
Interest rate				4.70%
Top of Range [Member]
Leases [Line Items]
Interest rate				5.30%